AOMT II, LLC ABS 15-G

Exhibit 99.41

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2026020344		Purpose of Transaction per XXX	XXX				The XXX settlement statement signed on XXX reflects Purpose of Transaction per XXX as Cash Out.	Initial
XXX	2026020116		Original Note Doc Date	XXX	XXX	XXX		The Note reflects Original Note Doc Date as XXX.	Initial
XXX	2026020423		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial
XXX	2026020235		Purpose of Transaction per XXX	XXX				The Final XXX signed on XXX reflects Purpose of Transaction per XXX as Cash Out.	Initial
XXX	2026020512		XXX Indicator	XXX	XXX			The Note dated XXX does not reflect XXX .	Initial